Organization and Business Description (Details) - Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries - VIE [Member] - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		¥ 2,697,832	¥ 28,836,178
Accounts receivable, net		1,718,155	16,154,956
Inventories			4,867
Short-term prepayments		264,425	17,269,868
Short-term investments		4,223,894	4,080,000
Prepaid expenses and other current assets		8,653,231	1,445,461
Amount due from the Company and its subsidiaries*	[1]		7,800,808
Total current assets		17,557,537	75,592,138
Non-current assets:
Right-of-use assets, net		4,307,991
Deferred tax assets, net		10,157,608	9,086,144
Property and equipment, net		171,127	109,073
Educational contents, net			36,713,836
Long-term prepayments		181,132	28,160,377
Total non-current assets		14,817,858	74,069,430
Total assets		32,375,395	149,661,568
Current liabilities:
Accounts payable		6,099,637	6,737,217
Salary and welfare payable		1,333,666	876,492
Contract liabilities		14,013,525	28,195,618
Income taxes payable		1,073,181	3,816,703
Value added tax (“VAT”) and other tax payable		3,937,133
Other payables		1,877,474	1,567,742
Lease liabilities, current
Amount due to related parties		2,185,832	24,702,000
Amount due from the Company and its subsidiaries*	[1]	1,228,446
Total current liabilities		31,748,894	65,895,772
Non-current liabilities:
Deferred tax liabilities		1,326,092
Account payable to WFOE		2,080,868
Total non-current liabilities		3,406,960
Total liabilities		35,155,854	65,895,772
Net revenues		91,618,100	227,046,277	¥ 355,513,276
Net income (loss)		(83,941,158)	(88,740,821)	14,780,648
Net cash provided by (used in) operating activities		(7,610,570)	13,119,714	20,840,090
Net cash used in investing activities		(18,527,776)	(7,198,149)	(18,093,127)
Net cash used in financing activities				¥ (547,302)

[1]	As of December 31, 2022 and 2023, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.